Option Activity (Detail) (USD $)	12 Months Ended			84 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2008 Stock Options	Dec. 31, 2007 Stock Options
Options, Shares
Beginning Balance					21,900,000	22,575,000	22,875,000	23,687,000	22,462,000	12,587,000	8,100,000
Granted								500,000	1,900,000	11,000,000	6,250,000
Exercised	(1,000,000)	(18,000)	(1,522,358)	(89,442,267)				(333,000)
Forfeited and expired					(463,000)	(675,000)	(300,000)	(979,000)	(675,000)	(1,125,000)	(1,763,000)
Ending Balance					21,437,000	21,900,000	22,575,000	22,875,000	23,687,000	22,462,000	12,587,000
Options exercisable at end of period					21,437,000	21,900,000
Options, Weighted-Average Exercise Price
Beginning Balance					$ 1.34	$ 1.33	$ 1.32	$ 1.30	$ 1.19	$ 0.79	$ 0.83
Granted								$ 1.00	$ 1.00	$ 1.79	$ 0.93
Exercised								$ 0.83
Forfeited and expired						$ 1.00	$ 1.00	$ 0.97	$ 1.00	$ 0.98	$ 0.72
Ending Balance					$ 1.34	$ 1.34	$ 1.33	$ 1.32	$ 1.30	$ 1.19	$ 0.79
Options exercisable at end of period					$ 1.34	$ 1.34